UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-490
Oppenheimer Equity Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2011

Item 1. Reports to Stockholders.

June 30, 2011

Oppenheimer Equity Fund, Inc.

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

June 30,2011 Management Oppenheimer Commentary Equity Fund, Inc. and Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	9.1%
Software	5.2
Machinery	5.2
Commercial Banks	5.2
Health Care Providers & Services	4.4
Pharmaceuticals	4.1
Chemicals	3.4
Beverages	3.0
Communications Equipment	2.9
Media	2.8
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on net assets.

Top Ten Common Stock Holdings

Chevron Corp.	3.2%
Oracle Corp.	2.5
Apple, Inc.	2.5
Coca-Cola Co. (The)	2.2
QUALCOMM, Inc.	2.1
JPMorgan Chase & Co.	1.8
Wells Fargo & Co.	1.6
Humana, Inc.	1.6
MetLife, Inc.	1.4
Google, Inc., Cl. A	1.4
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on net assets. For more current Top 10 Fund Holdings, please visit oppenheimerfunds.com.
8 | OPPENHEIMER EQUITY FUND, INC.

Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on the total market value of common stocks.
9 | OPPENHEIMER EQUITY FUND, INC.

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or capital gains paid by the Fund or any capital gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/2/47. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2011	June 30, 2011	June 30, 2011

Actual
Class A	$1,000.00	$1,055.50	$4.85
Class B	1,000.00	1,051.30	10.07
Class C	1,000.00	1,051.30	9.61
Class N	1,000.00	1,054.40	7.21
Class Y	1,000.00	1,057.80	3.94

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,020.08	4.77
Class B	1,000.00	1,015.03	9.89
Class C	1,000.00	1,015.47	9.44
Class N	1,000.00	1,017.80	7.08
Class Y	1,000.00	1,020.98	3.87
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2011 are as follows:

Class	Expense Ratios

Class A	0.95%
Class B	1.97
Class C	1.88
Class N	1.41
Class Y	0.77
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS June 30, 2011 / Unaudited

	Shares	Value

Common Stocks—97.3%
Consumer Discretionary—11.9%
Auto Components—0.6%
Johnson Controls, Inc.	225,470	$9,393,080
Automobiles—1.2%
Ford Motor Co.[1]	1,452,120	20,024,735
Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	169,190	14,266,101
Household Durables—1.0%
Mohawk Industries, Inc.[1]	263,820	15,826,562
Internet & Catalog Retail—0.7%
Amazon.com, Inc.[1]	59,363	12,139,140
Media—2.8%
Comcast Corp., Cl. A	661,900	16,772,546
Viacom, Inc., Cl. B	317,190	16,176,690
Walt Disney Co. (The)	311,600	12,164,864

		45,114,100

Multiline Retail—0.9%
Target Corp.	299,840	14,065,494
Specialty Retail—1.9%
Bed Bath & Beyond, Inc.[1]	57,280	3,343,434
O’Reilly Automotive, Inc.[1]	133,240	8,728,552
Talbots, Inc. (The)[1]	1,019,460	3,404,996
Tiffany & Co.	83,440	6,551,709
TJX Cos., Inc. (The)	186,080	9,774,782

		31,803,473

Textiles, Apparel & Luxury Goods—1.9%
Coach, Inc.	196,715	12,575,990
Nike, Inc., Cl. B	118,430	10,656,331
Polo Ralph Lauren Corp., Cl. A	65,000	8,619,650

		31,851,971

Consumer Staples—7.4%
Beverages—3.0%
Brown-Forman Corp., Cl. B	69,100	5,161,079
Coca-Cola Co. (The)	527,380	35,487,400
SABMiller plc	234,380	8,544,693

		49,193,172

Food & Staples Retailing—1.5%
Costco Wholesale Corp.	162,350	13,189,314
Walgreen Co.	275,405	11,693,696

		24,883,010

Food Products—1.3%
Nestle SA	201,441	12,518,932
Unilever NV CVA	251,253	8,236,280

		20,755,212

Household Products—1.6%
Church & Dwight Co., Inc.	372,210	15,089,393
Colgate-Palmolive Co.	125,380	10,959,466

		26,048,859

Energy—11.5%
Energy Equipment & Services—2.4%
Baker Hughes, Inc.	28,830	2,091,905
Halliburton Co.	274,420	13,995,420
National Oilwell Varco, Inc.	113,260	8,858,065
Schlumberger Ltd.	173,720	15,009,408

		39,954,798

Oil, Gas & Consumable Fuels—9.1%
Apache Corp.	68,820	8,491,700
Chevron Corp.	511,468	52,599,369
ConocoPhillips	217,140	16,326,757
EOG Resources, Inc.	80,700	8,437,185
Exxon Mobil Corp.	207,090	16,852,984
Occidental Petroleum Corp.	192,720	20,050,589
Penn West Petroleum Ltd.	302,810	6,988,855
Royal Dutch Shell plc, ADR	260,900	18,557,817

		148,305,256

Financials—12.7%
Capital Markets—2.6%
Charles Schwab Corp. (The)	223,570	3,677,727
13 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Capital Markets Continued
Goldman Sachs Group, Inc. (The)	158,140	$21,046,853
State Street Corp.	411,570	18,557,691

		43,282,271

Commercial Banks—5.2%
CIT Group, Inc.[1]	328,150	14,523,919
M&T Bank Corp.	183,960	16,179,282
PNC Financial Services Group, Inc.	189,060	11,269,867
Standard Chartered plc	160,227	4,212,237
U.S. Bancorp	479,740	12,238,167
Wells Fargo & Co.	941,050	26,405,863

		84,829,335

Consumer Finance—0.5%
American Express Co.	161,480	8,348,516
Diversified Financial Services—1.9%
IntercontinentalExchange, Inc.[1]	19,740	2,461,775
JPMorgan Chase & Co.	712,370	29,164,428

		31,626,203

Insurance—2.5%
ACE Ltd.	255,670	16,828,199
MetLife, Inc.	537,910	23,598,112

		40,426,311

Health Care—14.4%
Biotechnology—1.9%
Amgen, Inc.[1]	143,080	8,348,718
Celgene Corp.[1]	112,419	6,781,114
Gilead Sciences, Inc.[1]	389,960	16,148,244

		31,278,076

Health Care Equipment & Supplies—2.4%
Baxter International, Inc.	184,800	11,030,712
Medtronic, Inc.	502,840	19,374,425
Stryker Corp.	163,440	9,592,294

		39,997,431

Health Care Providers & Services—4.4%
Express Scripts, Inc.[1]	164,070	8,856,499
HCA Holdings, Inc.[1]	450,460	14,865,180
Humana, Inc.	315,130	25,380,570
Medco Health Solutions, Inc.[1]	68,090	3,848,447
WellPoint, Inc.	238,050	18,751,199

		71,701,895

Life Sciences Tools & Services—1.6%
Illumina, Inc.[1]	66,850	5,023,778
Mettler-Toledo International, Inc.[1]	36,330	6,127,781
Thermo Fisher Scientific, Inc.[1]	230,100	14,816,139

		25,967,698

Pharmaceuticals—4.1%
Allergan, Inc.	189,950	15,813,338
Bristol-Myers Squibb Co.	370,090	10,717,806
Novo Nordisk AS, Cl. B	112,965	14,177,180
Pfizer, Inc.	805,150	16,586,090
Roche Holding AG	61,497	10,291,559

		67,585,973

Industrials—11.9%
Aerospace & Defense—2.1%
AerCap Holdings NV1	890,131	11,580,604
Goodrich Corp.	137,400	13,121,700
United Technologies Corp.	104,440	9,243,984

		33,946,288

Air Freight & Logistics—0.6%
United Parcel Service, Inc., Cl. B	142,380	10,383,773
Airlines—0.7%
United Continental Holdings, Inc.[1]	484,590	10,966,272
14 | OPPENHEIMER EQUITY FUND, INC.

	Shares	Value

Electrical Equipment—2.4%
ABB Ltd.	408,852	$10,601,217
Babcock & Wilcox Co.[1]	87,110	2,413,818
Cooper Industries plc	230,360	13,745,581
Emerson Electric Co.	232,450	13,075,313

		39,835,929

Machinery—5.2%
Caterpillar, Inc.	143,800	15,308,948
Danaher Corp.	245,150	12,990,499
Deere & Co.	101,260	8,348,887
Ingersoll-Rand plc	445,980	20,251,952
Joy Global, Inc.	144,180	13,731,703
Parker-Hannifin Corp.	159,690	14,330,581

		84,962,570

Road & Rail—0.9%
Union Pacific Corp.	136,110	14,209,884
Information Technology—16.7%
Communications Equipment—2.9%
Juniper Networks, Inc.[1]	417,360	13,146,840
QUALCOMM, Inc.	594,360	33,753,704

		46,900,544

Computers & Peripherals—2.5%
Apple, Inc.[1]	120,550	40,465,019
Electronic Equipment & Instruments—0.7%
Corning, Inc.	614,130	11,146,460
Internet Software & Services—2.5%
eBay, Inc.[1]	351,100	11,329,997
Google, Inc., Cl. A1	45,580	23,080,800
VeriSign, Inc.	223,970	7,494,036

		41,904,833

IT Services—1.6%
Cognizant Technology Solutions Corp.[1]	152,070	11,152,814
International Business Machines Corp.	49,780	8,539,759
Visa, Inc., Cl. A	83,750	7,056,775

		26,749,348

Semiconductors & Semiconductor Equipment—1.3%
Broadcom Corp., Cl. A	360,654	12,132,401
Xilinx, Inc.	255,850	9,330,850

		21,463,251

Software—5.2%
Intuit, Inc.[1]	237,420	12,312,601
Microsoft Corp.	738,900	19,211,400
Oracle Corp.	1,243,230	40,914,699
Vmware, Inc., Cl. A1	126,010	12,629,982

		85,068,682

Materials—5.2%
Chemicals—3.4%
Albemarle Corp.	67,540	4,673,768
Celanese Corp., Series A	365,814	19,501,544
Ecolab, Inc.	163,370	9,210,801
LyondellBasell Industries NV, Cl. A	204,710	7,885,429
Praxair, Inc.	128,270	13,903,185

		55,174,727

Containers & Packaging—0.7%
Rock-Tenn Co., Cl. A	181,920	12,068,573
Metals & Mining—1.1%
Allegheny Technologies, Inc.	94,780	6,015,687
Barrick Gold Corp.	67,790	3,070,209
Freeport-McMoRan Copper & Gold, Inc., Cl. B	181,790	9,616,691

		18,702,587

Telecommunication Services—1.6%
Diversified Telecommunication Services—0.6%
AT&T, Inc.	287,778	9,039,107
Wireless Telecommunication Services—1.0%
NII Holdings, Inc.[1]	217,780	9,229,516
Vodafone Group plc, Sponsored ADR	280,200	7,486,944

		16,716,460
15 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Utilities—4.0%
Electric Utilities—2.7%
American Electric Power Co., Inc.	208,460	$7,854,773
Edison International, Inc.	467,840	18,128,800
Entergy Corp.	271,960	18,569,426

		44,552,999

Energy Traders—0.5%
GenOn Energy, Inc.[1]	1,874,260	7,234,644
Multi-Utilities—0.8%
NiSource, Inc.	187,420	3,795,255
Public Service Enterprise Group, Inc.	284,040	9,271,066

		13,066,321

Total Common Stocks (Cost $1,230,934,478)		1,593,226,943

Investment Company—2.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[2,3] (Cost 38,406,196)	38,406,196	38,406,196
Total Investments, at Value (Cost $1,269,340,674)	99.7%	1,631,633,139
Other Assets Net of Liabilities	0.3	5,534,021

Net Assets	100.0%	$1,637,167,160

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2010	Additions	Reductions	June 30, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	11,977,380	229,072,130	202,643,314	38,406,196

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$38,406,196	$25,454
3. Rate shown is the 7-day yield as of June 30, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability)
16 | OPPENHEIMER EQUITY FUND, INC.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$194,484,656	$—	$—	$194,484,656
Consumer Staples	120,880,253	—	—	120,880,253
Energy	188,260,054	—	—	188,260,054
Financials	208,512,636	—	—	208,512,636
Health Care	236,531,073	—	—	236,531,073
Industrials	194,304,716	—	—	194,304,716
Information Technology	273,698,137	—	—	273,698,137
Materials	85,945,887	—	—	85,945,887
Telecommunication Services	25,755,567	—	—	25,755,567
Utilities	64,853,964	—	—	64,853,964
Investment Company	38,406,196	—	—	38,406,196

Total Investments, at Value	1,631,633,139	—	—	1,631,633,139
Other Financial Instruments:
Foreign currency exchange contracts	—	2,812	—	2,812

Total Assets	$1,631,633,139	$2,812	$—	$1,631,635,951

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(2,138)	$—	$(2,138)

Total Liabilities	$—	$(2,138)	$—	$(2,138)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Foreign Currency Exchange Contracts as of June 30, 2011 are as follows:

Counterparty/		Contract		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	Amount (000’s)		Date	Value	Appreciation	Depreciation

Bank of New York (The)
Euro (EUR)	Sell	42	EUR	7/1/11	$61,558	$—	$589
Citigroup
British Pound Sterling (GBP)	Sell	19	GBP	7/1/11	29,940	—	107
Deutsche Bank Capital Corp.
Danish Krone (DKK)	Sell	524	DKK	7/1/11	101,860	—	963
JP Morgan Chase:
British Pound Sterling (GBP)	Buy	412	GBP	7/1/11	660,820	—	479
Swiss Franc (CHF)	Sell	205	CHF	7/1/11	243,988	2,812	—

						2,812	479

Total unrealized appreciation and depreciation						$2,812	$2,138

See accompanying Notes to Financial Statements.
17 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,230,934,478)	$1,593,226,943
Affiliated companies (cost $38,406,196)	38,406,196

1,631,633,139
Cash—foreign currencies (cost $514,518)	514,518
Unrealized appreciation on foreign currency exchange contracts	2,812
Receivables and other assets:
Investments sold	27,662,987
Dividends	2,114,073
Other	119,197

Total assets	1,662,046,726

Liabilities
Bank overdraft	493,758
Unrealized depreciation on foreign currency exchange contracts	2,138
Payables and other liabilities:
Investments purchased	19,650,118
Shares of capital stock redeemed	3,255,592
Distribution and service plan fees	1,000,575
Transfer and shareholder servicing agent fees	260,260
Shareholder communications	133,997
Directors’ compensation	54,334
Other	28,794

Total liabilities	24,879,566

Net Assets	$1,637,167,160

Composition of Net Assets
Par value of shares of capital stock	$17,664,494
Additional paid-in capital	1,783,061,535
Accumulated net investment income	12,461,614
Accumulated net realized loss on investments and foreign currency transactions	(538,345,422)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	362,324,939

Net Assets	$1,637,167,160

18 | OPPENHEIMER EQUITY FUND, INC.

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,443,079,150 and 154,772,493 shares of capital stock outstanding)	$9.32
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.89
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,982,244 and 5,463,092 shares of capital stock outstanding)	$8.60
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $62,745,563 and 7,287,371 shares of capital stock outstanding)	$8.61
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $30,185,914 and 3,313,282 shares of capital stock outstanding)	$9.11
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $54,174,289 and 5,808,704 shares of capital stock outstanding)	$9.33
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2011

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $291,219)	$14,013,315
Affiliated companies	25,454
Interest	706

Total investment income	14,039,475

Expenses
Management fees	4,529,339
Distribution and service plan fees:
Class A	1,490,006
Class B	240,382
Class C	313,198
Class N	82,884
Transfer and shareholder servicing agent fees:
Class A	1,238,442
Class B	111,966
Class C	92,127
Class N	54,803
Class Y	57,367
Shareholder communications:
Class A	122,712
Class B	14,606
Class C	8,488
Class N	2,595
Class Y	641
Directors’ compensation	32,456
Custodian fees and expenses	14,860
Administration service fees	750
Other	69,782

Total expenses	8,477,404
Less waivers and reimbursements of expenses	(40,762)

Net expenses	8,436,642

Net Investment Income	5,602,833
20 | OPPENHEIMER EQUITY FUND, INC.

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies	$110,190,875
Foreign currency transactions	1,642,010

Net realized gain	111,832,885
Net change in unrealized appreciation/depreciation on:
Investments	(29,167,013)
Translation of assets and liabilities denominated in foreign currencies	3,562,845

Net change in unrealized appreciation/depreciation	(25,604,168)
Net Increase in Net Assets Resulting from Operations	$91,831,550

See accompanying Notes to Financial Statements.
21 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

Operations
Net investment income	$5,602,833	$6,439,314
Net realized gain	111,832,885	119,202,082
Net change in unrealized appreciation/depreciation	(25,604,168)	52,741,050

Net increase in net assets resulting from operations	91,831,550	178,382,446

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(8,620,193)
Class B	—	—
Class C	—	—
Class N	—	(58,102)
Class Y	—	(380,222)

	—	(9,058,517)

Capital Stock Transactions
Net decrease in net assets resulting from capital stock transactions:
Class A	(107,631,942)	(240,695,030)
Class B	(5,451,147)	(12,145,272)
Class C	(2,374,396)	(8,347,981)
Class N	(7,392,270)	(5,692,481)
Class Y	(1,375,849)	(11,775,224)

	(124,225,604)	(278,655,988)

Net Assets
Total decrease	(32,394,054)	(109,332,059)
Beginning of period	1,669,561,214	1,778,893,273

End of period (including accumulated net investment income of $12,461,614 and $6,858,781, respectively)	$1,637,167,160	$1,669,561,214

See accompanying Notes to Financial Statements.
22 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2011				Year Ended December 31,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.83	$7.93	$5.75	$10.33	$10.81	$10.51

Income (loss) from investment operations:
Net investment income[1]	.03	.04	.04	.06	.06	.04
Net realized and unrealized gain (loss)	.46	.91	2.19	(4.59)	1.12	1.05

Total from investment operations	.49	.95	2.23	(4.53)	1.18	1.09

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	(.05)	(.02)	(.05)	(.03)
Distributions from net realized gain	—	—	—	(.03)	(1.61)	(.76)

Total dividends and/or distributions to shareholders	—	(.05)	(.05)	(.05)	(1.66)	(.79)

Net asset value, end of period	$9.32	$8.83	$7.93	$5.75	$10.33	$10.81

Total Return, at Net Asset Value[2]	5.55%	12.01%	38.79%	(43.83)%	10.73%	10.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,443,079	$1,469,388	$1,560,867	$1,325,211	$2,699,449	$2,408,295

Average net assets (in thousands)	$1,476,808	$1,459,514	$1,384,195	$2,114,509	$2,631,437	$2,328,304

Ratios to average net assets:[3]
Net investment income	0.74%	0.45%	0.67%	0.67%	0.48%	0.34%
Total expenses[4]	0.95%	0.99%	1.03%	0.94%	0.86%	0.88%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.95%	0.99%	1.03%	0.94%	0.86%	0.88%

Portfolio turnover rate	29%	81%	79%	111%	132%	85%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	0.95%
Year Ended December 31, 2010	0.99%
Year Ended December 31, 2009	1.03%
Year Ended December 31, 2008	0.94%
Year Ended December 31, 2007	0.86%
Year Ended December 31, 2006	0.88%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2011				Year Ended December 31,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.18	$7.38	$5.36	$9.69	$10.28	$10.09

Income (loss) from investment operations:
Net investment loss[1]	(.01)	(.04)	(.01)	(.02)	(.04)	(.05)
Net realized and unrealized gain (loss)	.43	.84	2.03	(4.28)	1.06	1.00

Total from investment operations	.42	.80	2.02	(4.30)	1.02	.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	—	—	(.03)	(1.61)	(.76)

Total dividends and/or distributions to shareholders	—	—	—	(.03)	(1.61)	(.76)

Net asset value, end of period	$8.60	$8.18	$7.38	$5.36	$9.69	$10.28

Total Return, at Net Asset Value[2]	5.13%	10.84%	37.69%	(44.38)%	9.70%	9.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,982	$49,914	$57,266	$58,190	$143,008	$160,314

Average net assets (in thousands)	$48,630	$49,983	$55,123	$100,715	$153,405	$180,523

Ratios to average net assets:[3]
Net investment loss	(0.28)%	(0.48)%	(0.23)%	(0.21)%	(0.39)%	(0.53)%
Total expenses[4]	2.08%	2.17%	2.32%	1.84%	1.73%	1.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.97%	1.96%	1.97%	1.82%	1.73%	1.77%

Portfolio turnover rate	29%	81%	79%	111%	132%	85%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	2.08%
Year Ended December 31, 2010	2.17%
Year Ended December 31, 2009	2.32%
Year Ended December 31, 2008	1.84%
Year Ended December 31, 2007	1.73%
Year Ended December 31, 2006	1.77%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER EQUITY FUND, INC.

	Six Months
	Ended
	June 30, 2011			Year Ended December 31,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.19	$7.38	$5.37	$9.70	$10.28	$10.09

Income (loss) from investment operations:
Net investment loss[1]	(.01)	(.04)	(.01)	(.02)	(.05)	(.06)
Net realized and unrealized gain (loss)	.43	.85	2.02	(4.28)	1.08	1.01

Total from investment operations	.42	.81	2.01	(4.30)	1.03	.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	—	—	(.03)	(1.61)	(.76)

Total dividends and/or distributions to shareholders	—	—	—	(.03)	(1.61)	(.76)

Net asset value, end of period	$8.61	$8.19	$7.38	$5.37	$9.70	$10.28

Total Return, at Net Asset Value[2]	5.13%	10.98%	37.43%	(44.33)%	9.82%	9.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,746	$61,965	$64,263	$56,415	$112,493	$82,674

Average net assets (in thousands)	$63,188	$60,389	$58,012	$90,137	$99,630	$78,978

Ratios to average net assets:[3]
Net investment loss	(0.19)%	(0.48)%	(0.23)%	(0.24)%	(0.41)%	(0.56)%
Total expenses[4]	1.88%	1.94%	2.02%	1.88%	1.75%	1.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.88%	1.93%	1.94%	1.85%	1.75%	1.78%

Portfolio turnover rate	29%	81%	79%	111%	132%	85%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	1.88%
Year Ended December 31, 2010	1.94%
Year Ended December 31, 2009	2.02%
Year Ended December 31, 2008	1.88%
Year Ended December 31, 2007	1.75%
Year Ended December 31, 2006	1.78%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2011				Year Ended December 31,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.64	$7.77	$5.63	$10.13	$10.64	$10.38

Income (loss) from investment operations:
Net investment income (loss)[1]	.01	— [2]	.02	.02	.01	(.01)
Net realized and unrealized gain (loss)	.46	.88	2.14	(4.49)	1.11	1.03

Total from investment operations	.47	.88	2.16	(4.47)	1.12	1.02

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.01)	(.02)	—	(.02)	— [2]
Distributions from net realized gain	—	—	—	(.03)	(1.61)	(.76)

Total dividends and/or distributions to shareholders	—	(.01)	(.02)	(.03)	(1.63)	(.76)

Net asset value, end of period	$9.11	$8.64	$7.77	$5.63	$10.13	$10.64

Total Return, at Net Asset Value[3]	5.44%	11.38%	38.41%	(44.13)%	10.34%	9.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,186	$35,729	$37,846	$33,852	$55,175	$31,348

Average net assets (in thousands)	$33,397	$36,203	$34,829	$49,633	$41,323	$24,317

Ratios to average net assets:[4]
Net investment income (loss)	0.28%	0.01%	0.30%	0.25%	0.06%	(0.12)%
Total expenses[5]	1.41%	1.48%	1.54%	1.38%	1.28%	1.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.41%	1.43%	1.42%	1.36%	1.28%	1.30%

Portfolio turnover rate	29%	81%	79%	111%	132%	85%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	1.41%
Year Ended December 31, 2010	1.48%
Year Ended December 31, 2009	1.54%
Year Ended December 31, 2008	1.38%
Year Ended December 31, 2007	1.28%
Year Ended December 31, 2006	1.30%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER EQUITY FUND, INC.

	Six Months
	Ended
	June 30, 2011				Year Ended December 31,
Class Y	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.82	$7.92	$5.74	10.33	$10.81	$10.51

Income (loss) from investment operations:
Net investment income[1]	.04	.05	.05	.07	.07	.05
Net realized and unrealized gain (loss)	.47	.91	2.19	(4.59)	1.13	1.06

Total from investment operations	.51	.96	2.24	(4.52)	1.20	1.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.06)	(.06)	(.04)	(.07)	(.05)
Distributions from net realized gain	—	—	—	(.03)	(1.61)	(.76)

Total dividends and/or distributions to shareholders	—	(.06)	(.06)	(.07)	(1.68)	(.81)

Net asset value, end of period	$9.33	$8.82	$7.92	$5.74	$10.33	$10.81

Total Return, at Net Asset Value[2]	5.78%	12.19%	39.06%	(43.79)%	10.87%	10.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,174	$52,565	$58,651	$43,904	$85,365	$59,686

Average net assets (in thousands)	$54,553	$55,247	$48,784	$68,817	$65,220	$57,855

Ratios to average net assets:[3]
Net investment income	0.92%	0.59%	0.80%	0.82%	0.61%	0.48%
Total expenses[4]	0.77%	0.83%	0.90%	0.80%	0.72%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.77%	0.83%	0.88%	0.79%	0.72%	0.73%

Portfolio turnover rate	29%	81%	79%	111%	132%	85%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	0.77%
Year Ended December 31, 2010	0.83%
Year Ended December 31, 2009	0.90%
Year Ended December 31, 2008	0.80%
Year Ended December 31, 2007	0.72%
Year Ended December 31, 2006	0.73%
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Equity Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek a high total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to
28 | OPPENHEIMER EQUITY FUND, INC.

the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
29 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments
30 | OPPENHEIMER EQUITY FUND, INC.

not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2010, the Fund utilized $99,979,355 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2010, the Fund had available for federal income tax purposes straddle losses of $3,256,724 and unused capital loss carryforwards as follows:

Expiring
2016	$222,049,684
2017	401,518,168

Total	$623,567,852

As of June 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $514,991,691 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2011, it is estimated that the Fund will utilize $111,832,885 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,293,060,602
Federal tax cost of other investments	514,518

Total federal tax cost	$1,293,575,120

Gross unrealized appreciation	$356,584,856
Gross unrealized depreciation	(18,012,319)

Net unrealized appreciation	$338,572,537

31 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated
32 | OPPENHEIMER EQUITY FUND, INC.

shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 860 million shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	3,677,397	$33,771,403	13,053,140	$105,658,365
Dividends and/or distributions reinvested	—	—	925,104	8,011,389
Redeemed	(15,378,824)	(141,403,345)	(44,327,368)	(354,364,784)

Net decrease	(11,701,427)	$(107,631,942)	(30,349,124)	$(240,695,030)

Class B
Sold	469,112	$3,974,321	922,821	$6,857,904
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,106,149)	(9,425,468)	(2,583,415)	(19,003,176)

Net decrease	(637,037)	$(5,451,147)	(1,660,594)	$(12,145,272)

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Capital Stock Continued

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class C
Sold	705,798	$6,001,401	1,164,373	$8,633,720
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(985,612)	(8,375,797)	(2,301,713)	(16,981,701)

Net decrease	(279,814)	$(2,374,396)	(1,137,340)	$(8,347,981)

Class N
Sold	333,235	$2,983,241	890,740	$6,938,660
Dividends and/or distributions reinvested	—	—	5,726	48,558
Redeemed	(1,153,329)	(10,375,511)	(1,635,286)	(12,679,699)

Net decrease	(820,094)	$(7,392,270)	(738,820)	$(5,692,481)

Class Y
Sold	616,795	$5,666,926	1,304,826	$10,363,392
Dividends and/or distributions reinvested	—	—	31,284	270,606
Redeemed	(767,065)	(7,042,775)	(2,778,534)	(22,409,222)

Net decrease	(150,270)	$(1,375,849)	(1,442,424)	$(11,775,224)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2011, were as follows:

	Purchases	Sales
Investment securities	$473,969,265	$626,881,775
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.75%
Next $100 million	0.70
Next $100 million	0.65
Next $100 million	0.60
Next $100 million	0.55
Over $500 million	0.50
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
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Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2011, the Fund paid $1,567,239 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2011 were as follows:

Class C	$3,551,270
Class N	1,036,647
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

June 30, 2011	$120,753	$—	$46,882	$1,522	$228
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2011, the Manager waived fees and/or reimbursed the Fund $14,104 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended June 30, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$26,653
Class C	5
Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more
36 | OPPENHEIMER EQUITY FUND, INC.

quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $2,812, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of June 30, 2011 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Statement of		Statement of
Not Accounted for as	Assets and		Assets and
Hedging Instruments	Liabilities Location	Value	Liabilities Location	Value

Foreign exchange contracts	Unrealized appreciation		Unrealized depreciation
	on foreign currency		on foreign currency
	exchange contracts	$2,812	exchange contracts	$2,138
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The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted
for as Hedging Instruments	Foreign currency transactions

Foreign exchange contracts	$(5,767)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted	Translation of assets and liabilities
for as Hedging Instruments	denominated in foreign currencies

Foreign exchange contracts	$674
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     During the six months ended June 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $289,867 and $436,057, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of
39 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek
40 | OPPENHEIMER EQUITY FUND, INC.

compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
41 | OPPENHEIMER EQUITY FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
42 | OPPENHEIMER EQUITY FUND, INC.

OPPENHEIMER EQUITY FUND, INC .

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
George C. Bowen, Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Julie Van Cleave, Vice President and Portfolio Manager
Mitch Williams, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Independent	KPMG llp
Registered Public
Accounting Firm

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
43 | OPPENHEIMER EQUITY FUND, INC.

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
44 | OPPENHEIMER EQUITY FUND, INC.

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
45 | OPPENHEIMER EQUITY FUND, INC.

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Equity Fund, Inc.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	08/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	08/10/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	08/10/2011